ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Syngenta Seedcare agreement (Details) - USD ($)			3 Months Ended		9 Months Ended
	Oct. 06, 2022	Sep. 12, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenue from contracts with customers			$ 92,984,498	$ 68,231,084	$ 314,376,460	$ 226,898,734
Agreement with Syngenta Crop Protection AG
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Agreement term		10 years
Upfront payment received	$ 50,000,000
Revenue from contracts with customers					32,900,000
Current accruals and current deferred income including current contract liabilities			$ 17,100,000		$ 17,100,000
Minimum profit target		$ 230,000,000
Rolling period to receive minimum profits		2 years
Syngenta's contribution to R&D investment		70.00%
Maximum penalty amount for breaches of the Agreement		$ 30,000,000
Annual reduction of penalty for breaches of the Agreement		$ 3,000,000
Agreement with Syngenta Crop Protection AG | Bottom of range [Member]
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Royalty of gross profit Syngenta pays Bioceres (as a percent)		30.00%
Agreement with Syngenta Crop Protection AG | Top of range [member]
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Royalty of gross profit Syngenta pays Bioceres (as a percent)		50.00%